The anti-dilutive shares of common stock equivalents for the years ended January 31, 2022 and January 31, 2021 were as follows: (Details) - shares	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Short-Term Debt [Line Items]
Anti-dilutive shares	1,446,831	808,058	1,582,816
Convertible Notes and Accrued interest [Member]
Short-Term Debt [Line Items]
Anti-dilutive shares	701,281	35,437	290,374
Convertible Class C Preferred Shares [Member]
Short-Term Debt [Line Items]
Anti-dilutive shares		677,071	896,892
Options Held [Member]
Short-Term Debt [Line Items]
Anti-dilutive shares	75,000		75,000
Warrant [Member]
Short-Term Debt [Line Items]
Anti-dilutive shares	670,550	95,550	320,550